Pension and Other Benefit Plans - Pension Plan, Reconciliation of Changes in PBO and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Assets assumed as a result of the HPES merger	$ 7,411	$ 0
Pension Plans, Defined Benefit
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year	3,297	2,879
Benefit obligation assumed as a result of the HPES merger	7,351	0
Service cost	121	23	$ 25
Interest cost	249	82	92
Plan participants’ contributions	16	3
Amendments	(44)	0
Business/contract acquisitions/divestitures	69	313
Contractual termination benefits	13	1
Settlement/curtailment	(65)	(13)
Actuarial (gain) loss	(332)	413
Benefits paid	(447)	(120)
Foreign currency exchange rate changes	1,170	(283)
Other	(14)	(1)
Projected benefit obligation at end of year	$ 11,384	$ 3,297	2,879
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	2.50%	2.50%
Rates of increase in compensation levels	2.00%	2.20%
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 2,998	$ 2,597
Actual return on plan assets	371	483
Employer contribution	83	123
Plan participants’ contributions	16	3
Benefits paid	(447)	(120)
Business/contract acquisitions/divestitures	(2)	199
Contractual termination benefits	4	6
Plan settlement	(22)	(13)
Foreign currency exchange rate changes	1,176	(279)
Other	(14)	(1)
Fair value of plan assets at end of year	11,574	2,998	$ 2,597
Funded status at end of year	$ 190	$ (299)